Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Stock Options [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2020	$ 302,679,682	$ 20,625,372	$ 23,402,083	$ (286,677,255)
Net loss for the year				(8,596,516)
Stock option compensation (Note 9)			159,218
Common Stock, Shares, Outstanding, Ending Balance at Dec. 31, 2021	99,547,710
Net loss for the year					$ (8,596,516)
Stock option compensation (Note 9)			100,699		159,218
Net loss for the year				(23,118,992)	(8,596,516)
Share issuance	1,491		(410)
Ending balance, value at Dec. 31, 2022	$ 302,679,682	20,625,372	23,561,301	(295,273,771)	51,592,584
Common Stock, Shares, Outstanding, Ending Balance at Dec. 31, 2022	99,547,710
Net loss for the year					(23,118,992)
Stock option compensation (Note 9)					100,699
Net loss for the year					$ (23,118,992)
Stock Issued During Period, Shares, New Issues					1,001
Ending balance, value at Dec. 31, 2023	$ 302,681,173	$ 20,625,372	$ 23,661,590	$ (318,392,763)	$ 28,575,372
Common Stock, Shares, Outstanding, Ending Balance at Dec. 31, 2023	99,548,711